WARRANT LIABILITIES (Details)		1 Months Ended	6 Months Ended
	Sep. 18, 2024 USD ($) item shares	Feb. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 11, 2026 $ / shares	Feb. 28, 2026 $ / shares	Feb. 19, 2026 $ / shares	Feb. 18, 2026 $ / shares	Jan. 22, 2026 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Oct. 20, 2025 $ / shares	Apr. 28, 2025 $ / shares	Dec. 31, 2024 USD ($)	Sep. 18, 2024 $ / shares	Sep. 18, 2024 shares	Sep. 18, 2024	Sep. 18, 2024 D	Sep. 18, 2024 Y	Sep. 18, 2024 M
WARRANT LIABILITIES
Total value of underwriter warrants | $			$ 4,655							$ 333,657
Number of investors involved in private placements | item	12
Common share price per share					$ 0.575	$ 0.875
Common stock par value, per share			$ 0.875				$ 0.875	$ 0.025	$ 0.025	$ 0.875	$ 0.025	$ 0.001
Exercise price of warrants			$ 189
Expiry term	3 years 6 months
Proceeds from warrant exercises | $				$ 324,000
Gain on valuation of warrants | $			$ 329,002	$ 770,352
Expected Volatility
WARRANT LIABILITIES
Warrants measurement input																11.3188
Risk-Free Interest Rate
WARRANT LIABILITIES
Warrants measurement input																0.04125
Exercise Price
WARRANT LIABILITIES
Warrants measurement input														189
Term
WARRANT LIABILITIES
Warrants measurement input																		1.667	20
Series A Warrants
WARRANT LIABILITIES
Total value of underwriter warrants | $										$ 16,543			$ 18,258
Number of ordinary shares at an exercise price | shares															1
Exercise price of warrants		$ 189												$ 1,181.25
Threshold percentage of trading price																90.00%
Threshold trading days | D																	10
Threshold floor price														189
Number of warrants issued | shares	3,112
Number of warrants issued after downward adjustments | shares	19,446
Number of warrants | shares		1,715
Proceeds from warrant exercises | $		$ 324,000
Warrant liability | $		126,180
Additional paid-in capital | $		$ 126,180
Fair market value		$ 73.61
Private placement
WARRANT LIABILITIES
Units issued during period | shares	3,112
Common share price per share														787.5
Value of units issued during the period | $	$ 2,450,000
Number of shares for each unit | shares															1
Common stock par value, per share														$ 0.875
Private placement | Series A Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares															1
Private placement | Series B Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares															1